Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net loss	$ (4,237,803)	$ (18,883,852)	$ (23,575,248)	$ (3,037,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	571,207	596,750	631,550	373,679
Warrants issued for services	31,887	$ 6,395,940	7,469,492	$ 470,447
Legal settlement - replacement warrants	1,119,450		$ 7,950,000
Warrants issued for interest				$ 174,977
Gain on settlement of debt				$ (19,475)
Employee stock options	654,000	$ 9,550,000	$ 10,271,000
Depreciation expense	12,885		6,234
Changes in operating assets and liabilities:
Prepaid expenses	(63,559)	$ (60,854)	(57,018)
Accounts payable	554,696	(138,322)	299,209	$ 79,222
Accrued liabilities - related party	$ 61,872	534,413	216,971	$ 220,259
Customer deposits		400,000	400,000
Accrued payroll liabilities	$ 11,550	3,739	3,739	$ 10,428
Net cash used in operating activities	(1,283,815)	(1,602,186)	(4,334,071)	(1,728,507)
Investing Activities:
Intangible assets	(186)	$ (19,583)	(41,103)	$ (25,115)
Equipment purchase	(5,000)		(27,500)
Net cash used in investing activities	(5,186)	$ (19,583)	(68,603)	$ (25,115)
Financing Activities:
Proceeds from sale of common stock	1,015,000	$ 2,816,652	$ 4,099,782	2,047,200
Proceeds from debt	250,000			900
Payments on debt	$ (8,532)		$ (2,786)	(12,100)
Bank overdraft		$ 32,231	4,096,996	2,036,000
Net cash provided by financing activities	$ 1,256,468	2,848,883	(305,678)	282,828
Net (decrease) increase in cash	(32,533)	$ 1,227,114	$ 477,549	194,721
Cash, beginning of period	979			$ 477,549
Cash, end of period	139,338	$ 1,704,663	$ 979
Cash paid for: Interest	$ 2,766
Cash paid for: Income taxes
Non-cash transactions:
Shares held in escrow				$ 31,028
Purchase of equipment with debt
Reduction of stock issuable by issuing common stock	$ 410,950			$ 25,974